Average Annual Total Returns (Equity-Income Trust)	12 Months Ended
May 01, 2011
Russell 1000 Value Index
Average Annual Return:
One Year	15.51%
Five Year	1.28%
Ten Year	3.26%
Series I, Equity-Income Trust
Average Annual Return:
One Year	15.12%
Five Year	2.66%
Ten Year	4.14%
Date of Inception	Feb. 19, 1993
Series II, Equity-Income Trust
Average Annual Return:
One Year	14.91%
Five Year	2.45%
Ten Year	3.97%
Date of Inception	Jan. 28, 2002
Series NAV, Equity-Income Trust
Average Annual Return:
One Year	15.23%
Five Year	2.70%
Ten Year	4.17%
Date of Inception	Feb. 28, 2005